SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2019 CAD ($) Share Year	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | Share	6,923,000	5,987,800	5,792,800
Weighted average remaining contractual life of outstanding share options | Year	2.5
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.74	$ 3.96	$ 4.00
Number of share options exercisable in share-based payment arrangement | Share	5,614,300	4,946,300
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.84	$ 3.96
Options exercise price range 1 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | Share	864,500
Weighted average remaining contractual life of outstanding share options | Year	0.5
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.65
Number of share options exercisable in share-based payment arrangement | Share	849,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.65
Options exercise price range 1 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2.00
Options exercise price range 1 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
Options exercise price range 2 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | Share	2,941,500
Weighted average remaining contractual life of outstanding share options | Year	3.8
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.47
Number of share options exercisable in share-based payment arrangement | Share	1,647,800
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.56
Options exercise price range 2 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	3.00
Options exercise price range 2 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.99
Options Exercise Price Range 3 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | Share	3,117,000
Weighted average remaining contractual life of outstanding share options | Year	1.8
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.31
Number of share options exercisable in share-based payment arrangement | Share	3,117,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.31
Options Exercise Price Range 3 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4.00
Options Exercise Price Range 3 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.99